UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31
Date of reporting period:	November 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

California Tax-Free Income Fund

11.30.2005

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate (%)	date	rating (A)	($000)	Value
Tax-exempt long-term bonds 99.97%					$329,938,810
(Cost $302,238,013)

California 89.04%					293,856,320

ABAG Finance Authority for Nonprofit Corps,
Rev Cert of Part Nat'l Ctr for Int'l Schools
Proj (G)	7.375	05-01-18	BB+	4,300	4,436,482
Rev San Diego Hosp Assn Ser 2001A	6.125	08-15-20	BBB+	2,000	2,160,280
Anaheim Public Financing Auth,
Rev Lease Cap Apprec Sub Pub Imp Proj
Ser 1997C	Zero	09-01-18	AAA	3,000	1,686,030
Anaheim, City of,
Rev Ref Cert of Part Reg Convention Ctr (P)	9.020	07-16-23	AAA	2,000	2,258,600
Antioch Public Financing Auth,
Rev Ref Reassessment Sub Ser 1998B (G)	5.850	09-02-15	BB+	1,375	1,446,032
Belmont Community Facilities District,
Rev Spec Tax Dist No. 2000 1 Library Proj
Ser 2004A	5.750	08-01-24	Aaa	1,000	1,173,420
California County Tobacco Securitization Agency,
Rev Asset Backed Bond Fresno County Fdg Corp	6.000	06-01-35	BBB	1,765	1,835,353
Rev Asset Backed Bond Kern County Corp
Ser 2002A	6.125	06-01-43	BBB	5,000	5,234,200
Rev Asset Backed Bond Stanislaus Fdg Ser 2002A	5.500	06-01-33	Baa3	1,000	1,015,270
California Department of Water Resources,
Rev Pwr Supply Ser 2002A	5.375	05-01-21	BBB+	4,000	4,407,120
California Educational Facilities Auth,
Rev Ref Pooled College & Univ Financing
Ser 1993B	6.125	06-01-09	Baa2	20	20,001
Rev Univ of San Diego Ser 2002A	5.500	10-01-32	A2	1,435	1,506,061
California Health Facilities Financing Auth,
Rev Catholic Healthcare West Ser 2004G	5.250	07-01-23	A-	1,000	1,034,160
Rev Ref Cedars Sinai Med Ctr	5.000	11-15-34	A3	2,000	2,016,820
Rev Ref Insd de Las Companas Ser 1995A	5.750	07-01-15	AAA	2,000	2,043,960
Rev Ref Insd Hlth Facil-Small Facil Ser 1994B	7.500	04-01-22	A	550	562,650
California Infrastructure & Economic Development
Bank,
Rev J David Gladstone Inst Proj	5.250	10-01-34	A-	1,000	1,019,240
Rev Kaiser Hosp Asst I LLC Ser 2001A	5.550	08-01-31	A+	3,000	3,130,200
California Pollution Control Financing Auth,
Rev Waste Mgmt Inc Proj Ser 2005C	5.125	11-01-23	BBB	2,000	2,023,960
Rev Poll Control Pacific Gas & Electric
Ser 1996A	5.350	12-01-16	AAA	1,000	1,059,590
Rev Poll Control Southern Calif Edison Co
Ser 1985A	2.000	03-01-08	BBB+	1,500	1,493,730
Rev Solid Waste Disposal Keller Canyon
Landfill Co Proj	6.875	11-01-27	BB-	2,000	2,006,380

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2005 (unaudited)

California Rural Home Mortgage Finance Auth,
Rev Single Family Mtg Backed Sec's Prog
Ser 1996A	7.750	05-01-27	AAA	10	10,139
Rev Single Family Mtg Backed Sec's Prog
Ser 1996A	7.550	11-01-26	AAA	15	15,197
California State Economic Recovery Auth,
Gen Oblig Unltd Ser 2004B	5.000	07-01-23	AA-	2,000	2,076,020
Rev Sales Tax Ser 2004C-5 (P)	2.870	07-01-23	AA-	850	850,000
California State Public Works Board,
Rev Lease Dept of Corrections Ser 1996A	5.500	01-01-15	AAA	5,145	5,257,778
Rev Lease Dept of Corrections Ser 1996A	5.250	01-01-21	AAA	4,500	4,507,920
Rev Lease Dept of Corrections Ser 2003C	5.500	06-01-18	A-	5,000	5,406,150
Rev Ref Lease Dept of Corrections State
Prisons Ser 1993A	5.000	12-01-19	AAA	5,000	5,332,400
Rev Ref Lease Various Univ of Calif Projs
Ser 1993A	5.500	06-01-21	AA-	1,250	1,251,000
California Statewide Communities Development Auth,
Rev Ref Cert of Part Univ Corp Calif State
Univ	6.000	04-01-26	AAA	1,620	1,649,711
California Statewide Financing Auth,
Rev Tobacco Settlement Asset Backed Bond 2002A	6.000	05-01-37	Baa3	2,500	2,598,875
Rev Tobacco Settlement Asset Backed Bond 2002B	6.000	05-01-37	Baa3	4,000	4,158,200
California, State of,
Gen Oblig Unltd	5.125	04-01-23	A	2,000	2,098,720
Gen Oblig Unltd	5.125	11-01-24	A	3,500	3,658,480
Gen Oblig Unltd Ref (P)	6.735	03-01-16	AAA	6,255	7,129,449
Gen Oblig Unltd Ref	4.750	04-01-29	AAA	6,000	6,018,300
Capistrano Unified School District,
Rev Spec Tax Cmty Facil Dist No. 90 2 (G)	6.000	09-01-33	BB	750	786,840
Rev Spec Tax Cmty Facil Dist No. 90 2 (G)	5.875	09-01-23	BB	500	529,765
Rev Spec Tax Cmty Facil Dist No. 92 1 (G)	7.100	09-01-21	AA	2,025	2,175,356
Rev Spec Tax Cmty Facil Dist No. 98 2 (G)	5.750	09-01-29	BB+	2,470	2,712,307
Carson, City of,
Rev Spec Assessment Imp Bond Act of 1915 Dist
No. 2001 1 (G)	6.375	09-02-31	BB+	1,375	1,423,950
Center Unified School District,
Gen Oblig Unltd Ref Cap Apprec Ser 1997C	Zero	09-01-16	AAA	2,145	1,333,053
Chico Redevelopment Agency,
Rev Tax Alloc Amended & Merged Redev	5.000	04-01-30	AAA	2,000	2,060,120
Chula Vista Industrial Development Agency,
Rev San Diego Gas-D-Rmkt	5.000	12-01-27	A+	1,500	1,510,785
Contra Costa County Public Financing Auth,
Rev Ref Lease Various Cap Facil Ser 1999 A	5.000	06-01-28	AAA	3,000	3,060,660
Corona Community Facilities District,
Rev Special Tax Escrow 97 2 (G)	5.875	09-01-23	BB+	1,345	1,388,955
Costa Mesa Public Financing Auth,
Rev Local Agency Ser 1991A (G)	7.100	08-01-21	BBB	200	200,834
Culver City Redevelopment Finance Auth,
Rev Ref Tax Alloc Sub Ser 1999B (G)	6.200	11-01-18	BBB-	2,000	2,024,080
Del Mar Race Track Auth,
Rev Ref Ser 1996 (G)	6.200	08-15-11	BBB	1,865	1,938,556
Rev Ref Ser 1996 (G)	6.000	08-15-06	BBB	500	509,255
Rev Ref Ser 2005	5.000	08-15-25	BBB-	1,000	1,018,410

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2005 (unaudited)

Foothill/Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB-	6,615	2,208,947
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB-	30,000	5,074,800
Rev Ref Toll Rd Sr Lien Ser 1995A	6.500	01-01-32	AAA	1,665	1,724,224
Rev Ref Toll Rd Sr Lien Ser 1995A	6.000	01-01-34	AAA	14,775	15,222,239
Fresno Joint Powers Financing Auth,
Rev Ref Ser 1994A	6.550	09-02-12	BBB+	1,100	1,113,167
Fresno, City of,
Rev Swr Ser A 1	5.250	09-01-19	AAA	1,000	1,107,680
Fullerton Community Facilities District,
Rev Spec Tax Amerige Heights Dist No. 1 (G)	6.200	09-01-32	BB	1,000	1,054,140
Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003A	6.250	06-01-33	BBB	3,000	3,255,630
Rev Asset Backed Bond Ser 2003B	5.375	06-01-28	A-	2,000	2,153,840
Irvine, City of,
Rev Meadows Mobile Home Park Ser 1998A (G)	5.700	03-01-28	BBB-	3,975	4,097,549
Irwindale Community Redevelopment Agency,
Rev Ref Tax Alloc Sub Lien Ind'l Dev Proj (G)	7.050	06-01-26	BBB	2,750	2,868,222
Laguna Salada Union School District,
Gen Oblig Unltd Ser 2000C	Zero	08-01-26	AAA	1,000	385,130
Lancaster School District,
Rev Ref Cert of Part Cap Apprec	Zero	04-01-19	AAA	1,730	928,889
Rev Ref Cert of Part Cap Apprec	Zero	04-01-22	AAA	1,380	626,396
Lee Lake Water District,
Rev Spec Tax Cmty Facil Dist No. 2 Montecito
Ranch (G)	6.125	09-01-27	BB	1,200	1,259,976
Long Beach, City of,
Rev Ref Harbor Ser 1998A	6.000	05-15-18	AAA	2,660	3,029,102
Rev Spec Tax Cmty Facil Dist No. 6 Pike (G)	6.250	10-01-26	BB-	2,500	2,627,200
Los Angeles Community Facilities District,
Rev Spec Tax No. 3 Cascades Business Park
Proj (G)	6.400	09-01-22	BB+	1,000	1,042,180
Los Angeles Community Redevelopment Financing Auth,
Rev MultiFamily Grand Central Square Ser 1993A	5.850	12-01-26	BBB-	2,000	2,001,080
Los Angeles Unified School District,
Gen Oblig Unltd Election of 1997 Ser 2002E	5.500	07-01-17	AAA	1,500	1,662,030
Millbrae, City of,
Rev Magnolia of Milbrae Proj Ser 1997A (G)	7.375	09-01-27	BB	2,500	2,552,500
New Haven Unified School District,
Gen Oblig Unltd Cap Apprec Ser 1998B	Zero	08-01-22	AAA	14,200	5,911,460
Northern California Transmission Agency,
Rev Ref Calif-Oregon Transm Proj Ser 1990A	7.000	05-01-13	AAA	100	117,960
Orange Cove Irrigation District,
Rev Ref Cert of Part Rehab Proj	5.000	02-01-17	AAA	2,045	2,091,013
Orange, County of,
Rev Spec Assessment Imp Bond Act 1915 Ltd
Oblig (G)	5.750	09-02-33	BB+	1,570	1,582,529
Rev Spec Tax Cmty Facil Dist No. 1 Ladera
Ranch Ser 2000A (G)	6.250	08-15-30	BB+	1,000	1,072,010
Oxnard, City of,
Rev Spec Tax Cmnty Facil Dist No. 3 Seabridge
(G)	5.000	09-01-35	BB	1,500	1,459,140
Paramount Unified School District,
Gen Oblig Unltd Cap Apprec Bonds Ser 2001B	Zero	09-01-25	AAA	4,735	1,812,179

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2005 (unaudited)

Pasadena, City of,
Cert of Part Ref Old Pasadena Parking Facil
Proj	6.250	01-01-18	AA-	1,100	1,256,530
Poway, City of,
Rev Ref Cmty Facil Dist No. 88 1 Pkwy
Business Ctr (G)	6.750	08-15-15	BB	1,000	1,084,850
Rancho Santa Fe Community Services District,
Rev Spec Tax Cmty Facil Dist No. 1 (G)	6.700	09-01-30	BB	1,000	1,061,140
Redondo Beach Public Financing Auth,
Rev South Bay Center Redevel Proj (G)	7.000	07-01-16	BBB+	950	980,866
Riverside County Asset Leasing Corp,
Rev Leasehold Linked Ctfs Riverside County
Ser 1993A	6.500	06-01-12	A+	1,000	1,138,100
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr Ser 1999A (G)	6.250	01-01-30	BB+	5,000	5,217,000
Sacramento County Sanitation District,
Rev Ref Ser 2000A	5.875	12-01-27	AA	1,500	1,518,300
Sacramento Municipal Utility District,
Rev Ref Electric Ser 2001P	5.250	08-15-21	AAA	1,000	1,065,590
Sacramento Power Auth,
Rev Cogeneration Proj	6.000	07-01-22	BBB	12,000	12,435,240
San Bernardino, County of,
Rev Cert of Part Cap Facil Proj Ser 1992B	6.875	08-01-24	AAA	350	451,615
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-17	AAA	8,750	9,646,262
San Bruno Park School District,
Gen Oblig Unltd Cap Apprec Ser 2000B	Zero	08-01-21	AAA	1,015	485,667
Gen Oblig Unltd Cap Apprec Ser 2000B	Zero	08-01-23	AAA	1,080	462,316
San Diego County Water Auth,
Rev Ref Cert of Part Inverse Floater (P)	8.703	04-23-08	AAA	1,000	1,109,720
Rev Ref Cert of Part Inverse Floater (P)	8.703	04-22-09	AAA	400	458,512
San Diego Redevelopment Agency,
Rev Ref Tax Alloc Cap Apprec Ser 1999B (G)	Zero	09-01-17	BB	1,600	855,360
Rev Ref Tax Alloc Cap Apprec Ser 1999B (G)	Zero	09-01-18	BB	1,700	851,649
Rev Ref Tax Alloc City Heights Proj Ser 1999A
(G)	5.800	09-01-28	BB	1,395	1,423,291
Rev Tax Alloc City Heights Proj Ser 1999A (G)	5.750	09-01-23	BB	1,000	1,018,470
San Diego Unified School District,
Gen Oblig Unltd Cap Apprec Ser 1999A	Zero	07-01-21	AAA	2,500	1,203,850
Gen Oblig Unltd Election of 1998 Ser 2000B	5.000	07-01-25	AAA	2,450	2,592,688
San Francisco City & County Redevelopment Agency,
Rev Cmty Facil Dist No. 6 Mission Ser 2001A
(G)	6.000	08-01-25	BB	2,500	2,590,700
Rev Spec Tax Cmnty Facil Dist No. 6 Ser 2005A
(G)	5.150	08-01-35	BB	1,250	1,223,125
San Francisco State Building Auth,
Rev Ref Lease Dept of Gen Serv Ser 1993A	5.000	10-01-13	A-	2,145	2,280,543
San Joaquin Hills Transportation Corridor Agency,
Rev Ref Toll Rd Conv Cap Apprec Ser 1997A
Step Coupon (5.750%, 01-15-07) (O)	Zero	01-15-21	BB	5,000	4,651,450
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	3,586,950
Rev Toll Rd Sr Lien	Zero	01-01-22	AAA	6,500	3,078,660
San Marcos Public Facilities Auth,
Rev Sub Tax Increment Proj Area 3 Ser 1999A
(G)	6.000	08-01-31	BB	1,305	1,429,040

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2005 (unaudited)

San Mateo County Joint Power Auth,
Rev Ref Lease Cap Proj Prog	5.000	07-01-21	AAA	1,815	1,949,600
Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg Facil Ser 1994A	6.250	07-01-19	AAA	1,790	2,138,083
Rev Lease Police Admin & Hldg Facil Ser 1994A	6.250	07-01-24	AAA	10,000	12,131,800
Rev Ref Mainplace Proj Ser 1998D (G)	5.600	09-01-19	BBB-	1,000	1,072,470
Santa Clara County Financing Auth,
Rev Ref Lease Multiple Facil Projs Ser 2000B	5.500	05-15-17	AAA	6,000	6,509,040
Santa Margarita Water District,
Rev Spec Tax Cmty Facil Dist No. 99 1 (G)	6.000	09-01-30	BB+	500	525,535
Santaluz Community Facilities District,
Rev Spec Tax Dist No. 2 Imp Area No. 1 (G)	6.375	09-01-30	BB	1,495	1,515,168
Southern California Public Power Auth,
Rev Ref Southern Transm Proj	Zero	07-01-13	AAA	4,400	3,229,204
Tobacco Securitization Authority of Northern
California,
Rev Asset Backed Bond Ser 2001A	5.375	06-01-41	BBB	1,000	1,005,430
Torrance, City of,
Rev Ref Hosp Torrance Mem Med Ctr Ser 2001A	5.500	06-01-31	A+	2,000	2,078,540
Tustin Unified School District,
Rev Spec Tax Cmty Facil Dist No. 97 1	6.375	09-01-35	AAA	1,000	1,096,270
University of California,
Rev Ltd Proj Ser 2005B	5.000	05-15-33	AAA	1,000	1,032,700
Vallejo Sanitation and Flood Control District,
Rev Ref Cert of Part	5.000	07-01-19	AAA	2,500	2,694,600
West Covina Redevelopment Agency,
Rev Ref Cmty Facil Dist Fashion Plaza Proj	6.000	09-01-22	AA	3,000	3,418,380

Puerto Rico 10.93%					36,082,490

Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)	9.120	07-01-11	AAA	7,500	9,210,150
Puerto Rico Highway & Transportation Auth,
Rev Ref Ser 1996Z	6.250	07-01-14	AAA	3,250	3,810,365
Rev Ref Ser 1998A	5.000	07-01-38	AAA	5,000	5,184,750
Rev Ref Ser 2005K	5.000	07-01-30	BBB+	2,000	1,988,700
Puerto Rico Ind'l, Tourist, Ed'l, Med &
Environmental Control Facilities Financing Auth,
Rev Hosp de La Concepcion Ser 2000A	6.500	11-15-20	AA	500	557,665
Puerto Rico Public Finance Corp,
Rev Commonwealth Approp Ser 2002E	5.700	08-01-25	BBB-	2,500	2,708,800
Puerto Rico, Commonwealth of,
Gen Oblig Unltd	6.500	07-01-15	BBB	6,000	6,961,260
Gen Oblig Unltd Ser 975 (P)	6.730	07-01-18	Aaa	5,000	5,660,800

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2005 (unaudited)
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 0.03%			$84,000
(Cost $84,000)

Joint Repurchase Agreement 0.03%			84,000

Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated
11-30-05, due 12-1-05 (secured by U.S. Treasury
Inflation Indexed Bonds 3.375% and 3.625%, due
4-15-28 and 4-15-32 and U.S. Treasury Inflation
Indexed Note 1.625%, due 1-15-15)	3.950	84	84,000

Total investments 100.00%			$330,022,810

John Hancock California Tax-Free Income Fund Footnotes to Schedule of Investments November 30, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on November 30, 2005.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on November 30, 2005, including short-term investments, was $302,322,013. Gross unrealized appreciation and depreciation of investments aggregated $28,250,767 and $549,970, respectively, resulting in net unrealized appreciation of $27,700,797.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management, LLC
101 Huntington Avenue
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
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This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

530Q1 11/05
1/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/Keith F. Hartstein Keith F. Hartstein President and Chief Executive Officer

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Keith F. Hartstein Keith F. Hartstein President and Chief Executive Officer

Date: January 27, 2006

By: /s/John G. Vrysen John G. Vrysen Executive Vice President and Chief Financial Officer

Date: January 27, 2006